Finance Income (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of finance income

	2020 £’000	2019 £’000	2018 £’000
Interest income on bank deposits	£497	£450	£26
Other interest income	58	36	9
Gain on derecognition of right-of-use assets sub-leased	472	—	—
Fair value movement of financial assets	30	—	—
Foreign exchange gain	2,052	2,943	—
Total	£3,109	£3,429	£35